Not FDIC Insured May Lose Value No Bank Guarantee
39521-Q3PH

Schedule of Investments
(unaudited)
Putnam Ultra Short MAC Series 2
Notes to Schedule of Investments 11

Putnam Funds Trust
Schedule of Investments (unaudited), April 30, 2025
Putnam Ultra Short MAC Series
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 84.2%
Automobiles 6.0%
a
BMW US Capital LLC ,
b
Senior Note, 144A, FRN, 5.2%, (SOFR Index + 0.8%), 8/13/26 Germany 41,000 $ 41,059
Senior Note, 144A, 4.65%, 3/19/27 .................... Germany 60,000 60,352
b
Senior Note, 144A, FRN, 5.32%, (SOFR Index + 0.92%),
8/13/27 ......................................... Germany 106,000 106,072
b
Senior Note, 144A, FRN, 5.301%, (SOFR Index + 0.92%),
3/21/28 ......................................... Germany 100,000 99,789
a,b
Hyundai Capital America ,
Senior Note, 144A, FRN, 5.422%, (SOFR + 1.04%), 3/19/27 . United States 238,000 237,638
Senior Note, 144A, FRN, 5.389%, (SOFR + 1.04%), 6/24/27 . United States 107,000 106,444
Senior Note, 144A, FRN, 5.379%, (SOFR + 1.03%), 9/24/27 . United States 68,000 67,411
a
Mercedes-Benz Finance North America LLC , Senior Note , 144A,
4.9% , 1/09/26 .................................... Germany 538,000 539,784
a
Volkswagen Group of America Finance LLC , Senior Note , 144A,
4.9% , 8/14/26 .................................... Germany 400,000 400,587
1,659,136
Banks 39.7%
a
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 4.988%
to 12/02/27, FRN thereafter , 12/03/28 ................... Netherlands 200,000 201,925
a,b
Australia & New Zealand Banking Group Ltd. , Senior Note , 144A,
FRN , 5.047% , ( SOFR + 0.68% ), 7/16/27 ................ Australia 200,000 200,550
Banco Bilbao Vizcaya Argentaria SA , Senior Non-Preferred Note ,
5.862% to 9/13/25, FRN thereafter , 9/14/26 .............. Spain 400,000 401,342
b
Bank of America Corp. , Senior Note , FRN , 5.425% , ( SOFR +
1.05% ), 2/04/28 ................................... United States 500,000 501,884
b
Bank of Montreal ,
Senior Note, FRN, 5.237%, (SOFR Index + 0.88%), 9/10/27 . Canada 82,000 81,954
Senior Note, FRN, 5.191%, (SOFR + 0.86%), 1/27/29 ...... Canada 75,000 74,589
Bank of Nova Scotia (The) ,
Senior Note, 5.35%, 12/07/26 ........................ Canada 232,000 235,478
b
Senior Note, FRN, 5.14%, (SOFR Index + 0.78%), 6/04/27 .. Canada 111,000 110,900
b
Senior Note, FRN, 5.357%, (SOFR + 1%), 9/08/28 ........ Canada 109,000 108,830
a
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 5.896% , 7/13/26 .............................. France 500,000 508,250
Barclays plc ,
Senior Note, 5.304% to 8/08/25, FRN thereafter, 8/09/26 .... United Kingdom 200,000 200,114
Senior Note, 5.829% to 5/08/26, FRN thereafter, 5/09/27 .... United Kingdom 200,000 202,111
a
BNP Paribas SA ,
Senior Non-Preferred Bond, 144A, 3.5%, 11/16/27 ........ France 200,000 194,494
b
Senior Non-Preferred Note, 144A, FRN, 5.814%, (SOFR +
1.43%), 5/09/29 .................................. France 200,000 200,000
a
BPCE SA , Senior Non-Preferred Note , 144A, 5.975% to 1/17/26,
FRN thereafter , 1/18/27 ............................. France 270,000 272,211
b
Canadian Imperial Bank of Commerce ,
Senior Note, FRN, 5.595%, (SOFR + 1.22%), 10/02/26 ..... Canada 45,000 45,281
Senior Note, FRN, 5.317%, (SOFR + 0.94%), 6/28/27 ...... Canada 95,000 95,072
Senior Note, FRN, 5.286%, (SOFR Index + 0.93%), 9/11/27 . Canada 109,000 108,816
Senior Note, FRN, 5.376%, (SOFR + 1.03%), 3/30/29 ...... Canada 100,000 99,628
Citigroup, Inc. ,
Senior Note, 5.61% to 9/28/25, FRN thereafter, 9/29/26 ..... United States 90,000 90,317
b
Senior Note, FRN, 5.125%, (SOFR + 0.77%), 6/09/27 ...... United States 59,000 58,971
b
Senior Note, FRN, 5.259%, (SOFR + 0.87%), 3/04/29 ...... United States 100,000 99,041
a
Commonwealth Bank of Australia ,
b
Senior Note, 144A, FRN, 4.853%, (SOFR + 0.46%), 11/27/26 Australia 104,000 103,960
Sub. Bond, 144A, 4.5%, 12/09/25 ..................... Australia 215,000 214,421

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Cooperatieve Rabobank UA ,
Senior Bond, 4.375%, 8/04/25 ........................ Netherlands 250,000 $ 249,535
b
Senior Preferred Note, FRN, 5.242%, (SOFR Index + 0.9%),
10/05/26 ........................................ Netherlands 250,000 251,280
a,b
Credit Agricole SA , Senior Non-Preferred Note , 144A, FRN ,
5.566% , ( SOFR + 1.21% ), 9/11/28 ..................... France 250,000 250,019
a
DNB Bank ASA , Senior Non-Preferred Note , 144A, 5.896% to
10/08/25, FRN thereafter , 10/09/26 ..................... Norway 538,000 540,975
b
Fifth Third Bank NA , Senior Note , FRN , 5.141% , ( SOFR +
0.81% ), 1/28/28 ................................... United States 250,000 248,075
Huntington Bancshares, Inc. , Senior Note , 4% , 5/15/25 .......
United States 30,000 29,984
Huntington National Bank (The) , Senior Note , 4.871% to 4/11/27,
FRN thereafter , 4/12/28 ............................. United States 250,000 251,278
a
ING Groep NV , Senior Note , 144A, 4.625% , 1/06/26 ......... Netherlands 564,000 564,136
b
JPMorgan Chase & Co. ,
Senior Note, FRN, 5.254%, (SOFR + 0.92%), 4/22/28 ...... United States 25,000 25,025
Senior Note, FRN, 5.194%, (SOFR + 0.86%), 10/22/28 ..... United States 40,000 40,041
Senior Note, FRN, 5.163%, (SOFR + 0.8%), 1/24/29 ....... United States 106,000 105,948
KeyCorp , Senior Note , 4.15% , 10/29/25 ..................
United States 55,000 54,802
Lloyds Banking Group plc , Senior Note , 4.716% to 8/10/25, FRN
thereafter , 8/11/26 ................................. United Kingdom 400,000 399,821
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.017% to
7/19/27, FRN thereafter , 7/20/28 ...................... Japan 200,000 202,334
b
Morgan Stanley Bank NA , Senior Note , FRN , 5.308% , ( SOFR +
0.94% ), 7/14/28 ................................... United States 250,000 250,035
a,b
National Australia Bank Ltd. , Senior Note , 144A, FRN , 4.976% ,
( SOFR + 0.62% ), 6/11/27 ............................ Australia 250,000 250,177
NatWest Group plc ,
Senior Note, 7.472% to 11/09/25, FRN thereafter, 11/10/26 .. United Kingdom 200,000 202,794
b
Senior Note, FRN, 5.56%, (SOFR + 1.25%), 3/01/28 ....... United Kingdom 200,000 200,540
PNC Financial Services Group, Inc. (The) ,
Senior Note, 5.812% to 6/11/25, FRN thereafter, 6/12/26 .... United States 69,000 69,066
Senior Note, 4.758% to 1/25/26, FRN thereafter, 1/26/27 .... United States 174,000 174,152
b
Royal Bank of Canada ,
Senior Note, FRN, 5.154%, (SOFR Index + 0.79%), 7/23/27 . Canada 135,000 135,081
Senior Note, FRN, 5.193%, (SOFR Index + 0.83%), 1/24/29 . Canada 102,000 101,386
Santander Holdings USA, Inc. , Senior Note , 3.45% , 6/02/25 ...
United States 363,000 362,361
a,b
Sumitomo Mitsui Trust Bank Ltd. , Senior Note , 144A, FRN ,
5.454% , ( SOFR + 1.15% ), 9/14/26 ..................... Japan 300,000 301,951
a
Swedbank AB , Senior Non-Preferred Note , 144A, 6.136% ,
9/12/26 ......................................... Sweden 200,000 204,867
Toronto-Dominion Bank (The) ,
Senior Note, 5.103%, 1/09/26 ........................ Canada 198,000 198,829
b
Senior Note, FRN, 5.18%, (SOFR + 0.82%), 1/31/28 ....... Canada 90,000 89,739
Truist Financial Corp. ,
Senior Note, 4.26% to 7/27/25, FRN thereafter, 7/28/26 ..... United States 25,000 24,950
Senior Note, 5.9% to 10/27/25, FRN thereafter, 10/28/26 .... United States 95,000 95,556
US Bancorp , Senior Note , 5.727% to 10/20/25, FRN thereafter ,
10/21/26 ........................................ United States 66,000 66,330
b
US Bank NA , Senior Note , FRN , 5.024% , ( SOFR + 0.69% ),
10/22/27 ........................................ United States 300,000 299,030
b
Wells Fargo & Co. ,
Senior Note, FRN, 5.143%, (SOFR + 0.78%), 1/24/28 ...... United States 89,000 88,589
Senior Note, FRN, 5.734%, (SOFR + 1.37%), 4/23/29 ...... United States 105,000 105,736

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
b
Westpac Banking Corp. , Senior Note , FRN , 4.794% , ( SOFR +
0.46% ), 10/20/26 .................................. Australia 133,000 $ 133,024
10,977,585
Beverages 0.2%
PepsiCo, Inc. , Senior Note , 4.4% , 2/07/27 .................
United States 50,000 50,468
Building Products 0.1%
Owens Corning , Senior Note , 5.5% , 6/15/27 ...............
United States 31,000 31,626
Capital Markets 6.9%
Deutsche Bank AG ,
Senior Non-Preferred Note, 6.119% to 7/13/25, FRN thereafter,
7/14/26 ......................................... Germany 150,000 150,311
Senior Non-Preferred Note, 2.129% to 11/23/25, FRN
thereafter, 11/24/26 ................................ Germany 175,000 172,240
b
Goldman Sachs Group, Inc. (The) , Senior Note , FRN , 5.654% ,
( SOFR + 1.29% ), 4/23/28 ............................ United States 60,000 60,231
Jefferies Financial Group, Inc. ,
Senior Note, 5%, 2/10/26 ........................... United States 125,000 125,180
Senior Note, 5.03%, 3/16/26 ......................... United States 128,000 128,333
a
Macquarie Bank Ltd. , Senior Note , 144A, 5.391% , 12/07/26 ... Australia 226,000 230,063
a,b
Mizuho Markets Cayman LP ,
Senior Note, 144A, FRN, 4.942%, (SOFR + 0.6%), 10/06/25 . Japan 82,000 82,099
Senior Note, 144A, FRN, 4.874%, (SOFR + 0.5%), 5/01/26 .. Japan 70,000 70,030
b
Morgan Stanley ,
Senior Note, FRN, 5.388%, (SOFR + 1.02%), 4/13/28 ...... United States 50,000 50,157
Senior Note, FRN, 5.746%, (SOFR + 1.38%), 4/12/29 ...... United States 100,000 100,670
State Street Corp. ,
Senior Note, 5.104% to 5/17/25, FRN thereafter, 5/18/26 .... United States 40,000 40,007
b
Senior Note, FRN, 5.22%, (SOFR + 0.845%), 8/03/26 ...... United States 164,000 164,019
b
Senior Note, FRN, 5.004%, (SOFR + 0.64%), 10/22/27 ..... United States 45,000 44,849
b
Senior Note, FRN, 5.313%, (SOFR + 0.95%), 4/24/28 ...... United States 35,000 35,082
a
UBS Group AG ,
Senior Bond, 144A, 4.125%, 4/15/26 ................... Switzerland 200,000 199,419
Senior Bond, 144A, 4.282%, 1/09/28 ................... Switzerland 250,000 247,935
1,900,625
Chemicals 0.4%
Sherwin-Williams Co. (The) ,
Senior Bond, 3.45%, 8/01/25 ......................... United States 66,000 65,762
Senior Note, 4.25%, 8/08/25 ......................... United States 40,000 39,946
105,708
Consumer Finance 6.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Note, 1.75%, 1/30/26 ......................... Ireland 150,000 146,680
Senior Note, 4.875%, 4/01/28 ........................ Ireland 150,000 150,924
b
American Express Co. ,
Senior Note, FRN, 5.16%, (SOFR + 0.76%), 2/13/26 ....... United States 332,000 332,715
Senior Note, FRN, 5.261%, (SOFR + 0.93%), 7/26/28 ...... United States 44,000 44,175
Senior Note, FRN, 5.623%, (SOFR + 1.26%), 4/25/29 ...... United States 100,000 100,529
b
American Honda Finance Corp. ,
Senior Note, FRN, 5.006%, (SOFR + 0.62%), 12/11/26 ..... United States 50,000 49,961
Senior Note, FRN, 5.209%, (SOFR + 0.82%), 3/03/28 ...... United States 100,000 99,866
Capital One Financial Corp. ,
Senior Bond, 3.75%, 3/09/27 ......................... United States 100,000 98,746
Senior Note, 4.985% to 7/23/25, FRN thereafter, 7/24/26 .... United States 25,000 25,001

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
Capital One Financial Corp., (continued)
Sub. Bond, 4.2%, 10/29/25 .......................... United States 75,000 $ 74,855
b
Caterpillar Financial Services Corp. ,
Senior Note, FRN, 5.057%, (SOFR + 0.69%), 10/16/26 ..... United States 40,000 40,146
Senior Note, FRN, 4.927%, (SOFR + 0.56%), 11/15/27 ..... United States 106,000 105,805
General Motors Financial Co., Inc. ,
Senior Bond, 4.3%, 7/13/25 .......................... United States 74,000 73,895
Senior Note, 2.75%, 6/20/25 ......................... United States 75,000 74,770
b
Senior Note, FRN, 5.388%, (SOFR Index + 1.05%), 7/15/27 . United States 55,000 54,070
b
John Deere Capital Corp. , Senior Note , FRN , 4.906% , ( SOFR +
0.6% ), 6/11/27 .................................... United States 114,000 114,104
b
Toyota Motor Credit Corp. ,
Senior Note, FRN, 4.96%, (SOFR + 0.6%), 6/09/25 ........ United States 20,000 20,006
Senior Note, FRN, 4.82%, (SOFR Index + 0.45%), 4/10/26 .. United States 39,000 38,963
Senior Note, FRN, 5.173%, (SOFR + 0.77%), 8/07/26 ...... United States 27,000 27,054
1,672,265
Consumer Staples Distribution & Retail 0.3%
b
Walmart, Inc. , Senior Note , FRN , 4.761% , ( SOFR Index + 0.43% ),
4/28/27 ......................................... United States 80,000 80,142
Diversified REITs 0.2%
Simon Property Group LP , Senior Bond , 3.5% , 9/01/25 .......
United States 55,000 54,786
Electric Utilities 1.1%
b
Georgia Power Co. , Senior Note , FRN , 4.64% , ( SOFR Index +
0.28% ), 9/15/26 ................................... United States 35,000 34,857
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 3.55%, 5/01/27 ......................... United States 20,000 19,690
Senior Note, 5.749%, 9/01/25 ........................ United States 132,000 132,423
Senior Note, 4.85%, 2/04/28 ......................... United States 20,000 20,322
b
Senior Note, FRN, 5.175%, (SOFR Index + 0.8%), 2/04/28 .. United States 50,000 50,054
b
Pacific Gas and Electric Co. , Senior Note , FRN , 5.31% , ( SOFR
Index + 0.95% ), 9/04/25 ............................. United States 55,000 54,965
312,311
Entertainment 0.7%
Netflix, Inc. ,
Senior Bond, 4.375%, 11/15/26 ....................... United States 15,000 15,063
Senior Bond, 5.875%, 11/15/28 ....................... United States 40,000 42,206
a
Senior Note, 144A, 3.625%, 6/15/25 ................... United States 134,000 133,735
191,004
Financial Services 1.7%
a
Nationwide Building Society ,
Senior Non-Preferred Note, 144A, 6.557% to 10/17/26, FRN
thereafter, 10/18/27 ................................ United Kingdom 200,000 205,581
b
Senior Non-Preferred Note, 144A, FRN, 5.657%, (SOFR +
1.29%), 2/16/28 .................................. United Kingdom 200,000 200,534
b
PayPal Holdings, Inc. , Senior Note , FRN , 5.059% , ( SOFR +
0.67% ), 3/06/28 ................................... United States 60,000 60,032
466,147
Food Products 1.2%
Campbell's Co. (The) , Senior Note , 5.3% , 3/20/26 ...........
United States 150,000 150,906
a,b
Cargill, Inc. , Senior Note , 144A, FRN , 4.981% , ( SOFR + 0.61% ),
2/11/28 ......................................... United States 90,000 89,754

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
a
Mars, Inc. , Senior Note , 144A, 4.45% , 3/01/27 .............. United States 76,000 $ 76,493
317,153
Health Care Equipment & Supplies 0.4%
GE HealthCare Technologies, Inc. , Senior Note , 5.6% , 11/15/25
United States 100,000 100,469
Health Care Providers & Services 0.4%
CVS Health Corp. , Senior Bond , 3.875% , 7/20/25 ...........
United States 43,000 42,889
b
UnitedHealth Group, Inc. , Senior Note , FRN , 4.838% , ( SOFR +
0.5% ), 7/15/26 .................................... United States 54,000 53,950
96,839
Household Durables 0.3%
Lennar Corp. , Senior Bond , 4.75% , 5/30/25 ................
United States 78,000 77,990
Insurance 4.8%
Arthur J Gallagher & Co. , Senior Note , 4.6% , 12/15/27 .......
United States 69,000 69,557
a
Athene Global Funding ,
Secured Note, 144A, 5.349%, 7/09/27 .................. United States 100,000 101,823
b
Secured Note, 144A, FRN, 5.339%, (SOFR Index + 0.95%),
3/06/28 ......................................... United States 102,000 101,498
Senior Secured Note, 144A, 4.86%, 8/27/26 ............. United States 108,000 108,464
a
CNO Global Funding , Secured Note , 144A, 4.875% , 12/10/27 .. United States 22,000 22,185
a
Corebridge Global Funding , Secured Note , 144A, 5.35% , 6/24/26 United States 65,000 65,770
b
Marsh & McLennan Cos., Inc. , Senior Note , FRN , 5.071% , ( SOFR
Index + 0.7% ), 11/08/27 ............................. United States 40,000 39,957
a,b
Metropolitan Life Global Funding I , Secured Note , 144A, FRN ,
5.056% , ( SOFR Index + 0.7% ), 6/11/27 ................. United States 150,000 149,747
a
Mutual of Omaha Cos. Global Funding , Secured Note , 144A,
5.8% , 7/27/26 .................................... United States 60,000 60,906
a,b
New York Life Global Funding ,
Senior Secured Note, 144A, FRN, 5.045%, (SOFR + 0.67%),
4/02/27 ......................................... United States 106,000 105,877
Senior Secured Note, 144A, FRN, 5.243%, (SOFR + 0.88%),
4/25/28 ......................................... United States 60,000 60,179
a
Northwestern Mutual Global Funding , Secured Note , 144A,
5.07% , 3/25/27 ................................... United States 85,000 86,322
a
Principal Life Global Funding II , Secured Note , 144A, 4.6% ,
8/19/27 ......................................... United States 27,000 27,162
a
Protective Life Global Funding ,
b
Secured Note, 144A, FRN, 5.07%, (SOFR + 0.7%), 4/10/26 . United States 150,000 150,108
Secured Note, 144A, 4.335%, 9/13/27 .................. United States 150,000 149,850
1,299,405
Interactive Media & Services 0.1%
Meta Platforms, Inc. , Senior Note , 3.5% , 8/15/27 ............
United States 18,000 17,865
Life Sciences Tools & Services 0.2%
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 54,000 54,025
Machinery 1.1%
a
Daimler Truck Finance North America LLC ,
Senior Note, 144A, 5%, 1/15/27 ...................... Germany 150,000 151,090
b
Senior Note, 144A, FRN, 5.178%, (SOFR + 0.84%), 1/13/28 . Germany 150,000 149,265
300,355
Metals & Mining 0.4%
a
Glencore Funding LLC ,
Senior Note, 144A, 1.625%, 9/01/25 ................... Australia 16,000 15,824

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
a
Glencore Funding LLC, (continued)
b
Senior Note, 144A, FRN, 5.095%, (SOFR Index + 0.75%),
10/01/26 ........................................ Australia 50,000 $ 49,959
b
Rio Tinto Finance USA plc , Senior Note , FRN , 5.225% , ( SOFR
Index + 0.84% ), 3/14/28 ............................. Australia 35,000 35,049
100,832
Multi-Utilities 0.6%
DTE Energy Co. ,
Senior Note, 4.95%, 7/01/27 ......................... United States 15,000 15,157
F , Senior Note, 1.05%, 6/01/25 ....................... United States 44,000 43,848
NiSource, Inc. , Senior Note , 0.95% , 8/15/25 ...............
United States 89,000 88,078
WEC Energy Group, Inc. , Senior Note , 5.6% , 9/12/26 ........
United States 28,000 28,391
175,474
Office REITs 0.4%
Boston Properties LP , Senior Bond , 3.65% , 2/01/26 ..........
United States 123,000 121,754
Oil, Gas & Consumable Fuels 3.0%
b
Chevron USA, Inc. , Senior Note , FRN , 4.863% , ( SOFR Index +
0.47% ), 2/26/28 ................................... United States 50,000 50,050
Devon Energy Corp. , Senior Bond , 5.85% , 12/15/25 .........
United States 60,000 60,294
Energy Transfer LP , Senior Bond , 4.75% , 1/15/26 ...........
United States 30,000 29,989
ONEOK, Inc. , Senior Note , 5.55% , 11/01/26 ...............
United States 400,000 405,034
Plains All American Pipeline LP / PAA Finance Corp. , Senior
Bond , 4.65% , 10/15/25 .............................. United States 276,000 275,590
820,957
Personal Care Products 0.2%
Kenvue, Inc. , Senior Note , 5.35% , 3/22/26 .................
United States 50,000 50,401
Pharmaceuticals 1.7%
Pfizer Investment Enterprises Pte. Ltd. , Senior Note , 4.45% ,
5/19/26 ......................................... United States 466,000 466,745
Residential REITs 0.5%
Camden Property Trust , Senior Note , 5.85% , 11/03/26 ........
United States 100,000 102,102
Essex Portfolio LP , Senior Bond , 3.375% , 4/15/26 ...........
United States 13,000 12,841
114,943
Retail REITs 1.7%
Kimco Realty OP LLC , Senior Bond , 3.85% , 6/01/25 .........
United States 12,000 11,975
Realty Income Corp. , Senior Note , 5.05% , 1/13/26 ..........
United States 460,000 459,705
471,680
Semiconductors & Semiconductor Equipment 0.4%
Broadcom, Inc. ,
Senior Note, 5.05%, 7/12/27 ......................... United States 59,000 59,945
Senior Note, 4.8%, 4/15/28 .......................... United States 38,000 38,559
98,504
Software 0.5%
Oracle Corp. ,
Senior Note, 1.65%, 3/25/26 ......................... United States 65,000 63,360
b
Senior Note, FRN, 5.135%, (SOFR + 0.76%), 8/03/28 ...... United States 50,000 50,106
Synopsys, Inc. , Senior Note , 4.55% , 4/01/27 ...............
United States 20,000 20,115
133,581

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialized REITs 1.3%
American Tower Corp. ,
Senior Bond, 3.375%, 10/15/26 ....................... United States 20,000 $ 19,684
Senior Note, 1.3%, 9/15/25 .......................... United States 15,000 14,808
b
Public Storage Operating Co. , Senior Note , FRN , 4.963% , ( SOFR
Index + 0.6% ), 7/25/25 .............................. United States 330,000 330,213
364,705
Specialty Retail 0.2%
b
Home Depot, Inc. (The) , Senior Note , FRN , 4.629% , ( SOFR +
0.33% ), 12/24/25 .................................. United States 46,000 45,977
Technology Hardware, Storage & Peripherals 0.2%
Hewlett Packard Enterprise Co. , Senior Note , 4.9% , 10/15/25 ..
United States 64,000 64,037
Tobacco 0.7%
Philip Morris International, Inc. ,
Senior Note, 4.375%, 11/01/27 ....................... United States 70,000 70,330
b
Senior Note, FRN, 5.19%, (SOFR + 0.83%), 4/28/28 ....... United States 120,000 120,147
190,477
Trading Companies & Distributors 0.5%
Air Lease Corp. ,
Senior Note, 3.375%, 7/01/25 ........................ United States 68,000 67,832
Senior Note, 2.875%, 1/15/26 ........................ United States 76,000 74,938
142,770
Wireless Telecommunication Services 0.1%
Rogers Communications, Inc. , Senior Bond , 3.625% , 12/15/25 .
Canada 29,000 28,843
Total Corporate Bonds (Cost $23,102,943) ....................................
23,157,584
Foreign Government and Agency Securities 0.1%
a
Electricite de France SA , Senior Bond , 144A, 3.625% , 10/13/25 France 25,000 24,865
Total Foreign Government and Agency Securities (Cost $24,817) ...............
24,865
U.S. Government and Agency Securities 0.5%
U.S. Treasury Notes , 5%, 9/30/25 .......................
United States 131,000 131,414
Total U.S. Government and Agency Securities (Cost $130,998) ..................
131,414
Asset-Backed Securities 3.9%
Automobiles 0.1%
c
Volkswagen Auto Loan Enhanced Trust , 2025-1 , A2B , FRN ,
4.79% , ( 30-day SOFR Average + 0.44% ), 1/20/28 . ......... United States 38,000 38,005
Banks 0.5%
Capital One Multi-Asset Execution Trust , 2022-A3 , A , 4.95% ,
10/15/27 . ........................................ United States 138,000 138,265
Consumer Finance 2.8%
American Express Credit Account Master Trust , 2022-3 , A , 3.75% ,
8/15/27 . ......................................... United States 200,000 199,527
Capital One Prime Auto Receivables Trust , 2022-1 , A3 , 3.17% ,
4/15/27 . ......................................... United States 79,937 79,491
Discover Card Execution Note Trust , 2022-A2 , A , 3.32% , 5/15/27 .
United States 35,000 34,984
GM Financial Consumer Automobile Receivables Trust ,
2022-2, A3, 3.1%, 2/16/27 ........................... United States 63,661 63,340
2024-1, A3, 4.85%, 12/18/28 ......................... United States 26,000 26,163
a
Golden Credit Card Trust , 2022-4A , A , 144A, 4.31% , 9/15/27 . .. Canada 149,000 148,815

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Consumer Finance (continued)
Harley-Davidson Motorcycle Trust ,
2023-B, A2, 5.92%, 12/15/26 ......................... United States 4,716 $ 4,720
2024-A, A2, 5.65%, 2/16/27 .......................... United States 48,116 48,227
Hyundai Auto Receivables Trust , 2023-B , A3 , 5.48% , 4/17/28 . ..
United States 136,479 137,431
Toyota Auto Receivables Owner Trust , 2023-B , A3 , 4.71% ,
2/15/28 . ......................................... United States 38,420 38,490
781,188
a a a a a a
Financial Services 0.5%
Carmax Auto Owner Trust , 2022-2 , A3 , 3.49% , 2/16/27 . .......
United States 20,210 20,143
a
Chase Auto Owner Trust , 2024-3A , A2 , 144A, 5.53% , 9/27/27 . .. United States 81,000 81,268
a
Citizens Auto Receivables Trust ,
2023-2, A2A, 144A, 6.09%, 10/15/26 ................... United States 6,080 6,085
2024-1, A2A, 144A, 5.43%, 10/15/26 ................... United States 19,582 19,606
Honda Auto Receivables Owner Trust , 2023-1 , A3 , 5.04% ,
4/21/27 . ......................................... United States 8,183 8,203
135,305
a a a a a a
Total Asset-Backed Securities (Cost $1,089,291) ..............................
1,092,763
Total Long Term Investments (Cost $24,348,049) ..............................
24,406,626
a
Short Term Investments 12.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers 11.8%
d
Agree LP, 4.78%, 5/02/25 ............................. United States 250,000 249,934
d
Alexandria Real Estate Equities, Inc., 4.55%, 5/09/25 ........ United States 250,000 249,716
d
AutoNation, Inc., 5%, 5/01/25 .......................... United States 250,000 249,965
d
Boston Properties LP, 4.68%, 5/23/25 .................... United States 250,000 249,255
d
CRH America Finance, Inc., 4.65%, 5/21/25 ............... United States 250,000 249,324
d
Enbridge US, Inc., 4.64%, 5/20/25 ....................... United States 250,000 249,357
d
Intercontinental Exchange, Inc., 4.63%, 5/05/25 ............. United States 250,000 249,839
d
Marsh & McLennan Cos., Inc., 4.61%, 5/12/25 ............. United States 250,000 249,617
d
Mid-America Apartments LP, 4.59%, 5/06/25 ............... United States 250,000 249,809
d
National Grid North America, Inc., 4.63%, 5/16/25 ........... United States 250,000 249,487
d
Targa Resources Corp., 4.89%, 5/05/25 .................. United States 250,000 249,830
d
UDR, Inc., 4.59%, 5/08/25 ............................. United States 250,000 249,745
d
WEC Energy Group, Inc., 4.61%, 5/12/25 ................. United States 250,000 249,617
Total Commercial Papers (Cost $3,245,859) ...................................
3,245,495
Shares
Money Market Funds 0.4%
e,f
Putnam Short Term Investment Fund, Class P, 4.468% ....... United States 120,070 120,070
Total Money Market Funds (Cost $120,070) ...................................
120,070
Total Short Term Investments (Cost $3,365,929 ) ...............................
3,365,565
a
Total Investments (Cost $27,713,978) 100.9% .................................
$27,772,191
Other Assets, less Liabilities (0.9)% .........................................
(269,381)
Net Assets 100.0% .........................................................
$27,502,810
a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Ultra Short MAC Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 12 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $11,037,479, representing 40.1% of net assets.
b
The coupon rate shown represents the rate at period end.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
The rate shown represents the yield at period end.
e
See Note 3 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day yield at period end.

Putnam Funds Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Funds Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of sixteen separate funds, one of which is included in this report (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in
U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April 30,
2025, the Fund held investments in affiliated management investment companies as follows:

Putnam Funds Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Abbreviations
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Ultra Short MAC Series
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.468% ...... $— $18,748,609 $(18,628,539) $— $— $120,070 120,070 $8,919
Total Affiliated Securities ... $— $18,748,609 $(18,628,539) $— $— $120,070 $8,919
Level 1 Level 2 Level 3 Total
Putnam Ultra Short MAC Series
Assets:
Investments in Securities:
Corporate Bonds ........................ $ — $ 23,157,584 $ — $ 23,157,584
Foreign Government and Agency Securities .... — 24,865 — 24,865
U.S. Government and Agency Securities ....... — 131,414 — 131,414
Asset-Backed Securities ................... — 1,092,763 — 1,092,763
Short Term Investments ................... 120,070 3,245,495 — 3,365,565
Total Investments in Securities ........... $120,070 $27,652,121 $— $27,772,191
Selected Portfolio
FRN
Floating Rate Note
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
3. Investments in Affiliated Management Investment Companies
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.